Common Stock	12 Months Ended
Feb. 29, 2012
Common Stock [Abstract]
Common Stock:

6.    Common Stock:

On April 14, 2009 the Company increased its issued share capital to 4,799,902,350 shares, through the issuance of additional 4,754,671,657 shares of common stock par value $0.000167. The capital increase was funded through the amount of $800,000 previously advanced by the Company's three major stockholders, Eurotrader Marine Inc., Fairmont Services Corp., and Gulfwind Maritime Inc., and by entities affiliated with the Company's Chairman and Director. The remainder of the amount advanced of $7,555 was refunded to the Company's stockholders on September 10, 2009 through Cardiff. On May 20, 2009, at the Annual General Meeting, the Shareholders approved a further amendment to the articles of incorporation which increased the number of shares of authorized common stock to 10,000,000,000 common shares, par value $0.000167. On July 29, 2010, the Company filed an amendment to the articles of incorporation, increasing the amount of the Company's authorized common stock to 10,000,000,000 shares, par value $0.000167.